Other Long-Term Assets - Deposits	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Other Longterm Assets Deposits [Abstract]
OTHER LONG-TERM ASSETS - DEPOSITS

Note 7. OTHER LONG-TERM ASSETS - DEPOSITS

The Company's other long-term assets – deposits are as follows:

	September 30,	June 30,
	2020	2020
Rental and utilities deposits	$72,076	$64,663
Freight logistics deposits (1)	3,027,209	2,910,327
Total other long-term assets - deposits	$3,099,285	$2,974,990

(1)	Certain customers require the Company to pay certain deposits for the security of shipments and merchandise. These deposits are refundable at the end of their respective contract term. Approximately $2.8 million (RMB 20 million) of the balance was paid to BaoSteel Resources Co., Ltd. according to the agreement entered in March 2018. This refundable deposit is to cover any possible loss of merchandise, as well as any non-performance on the part of the Company and its vendors. The restricted deposit is expected be repaid to the Company when either the contract terms are expired by March 2023 or the contract is terminated by the Company.

Note 7. OTHER LONG-TERM ASSETS - DEPOSITS

The Company’s other long-term assets – deposits are as follows:

	June 30,	June 30,
	2020	2019
Rental and utilities deposits	$64,663	$60,435
Freight logistics deposits (1)	2,910,327	2,994,271
Total other long-term assets - deposits	$2,974,990	$3,054,706

(1)	Certain customers require the Company to pay certain deposits for the security of shipments and merchandise. These deposits are refundable at the end of their respective contract term. Approximately $2.8 million (RMB 20 million) of the balance was paid to BaoSteel Resources Co., Ltd. according to the agreement entered in March 2018. This refundable deposit is to cover any possible loss of merchandise, as well as any non-performance on the part of the Company and its vendors. The restricted deposit is expected be repaid to the Company when either the contract terms are expired by March 2023 or the contract is terminated by the Company.